Financial Instruments - Financial Derivative Instruments Assets and Liabilities at Fair Value Through Profit or Loss (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Financial Assets [Line Items]
Assets Current	$ 2,168	$ 258	$ 1,651
Assets Non-current	19,932		1,378
Liabilities Current	17,581	5,275	97,929
Liabilities Non-current	7,802	16,053	424
Derivatives Not Designated As Hedges
Disclosure Of Financial Assets [Line Items]
Assets Current	404	32,602	6,234
Assets Non-current	4,898
Liabilities Current	1,270	$ 4,836	$ 1,481
Liabilities Non-current	$ 8,671